ECM-Q1

Quarterly Report
May 31, 2026
MFS®  Active Mid Cap ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.9%
KBR, Inc.	2,917	$101,949
Melrose Industries PLC	41,230	261,354
Standard Aero, Inc. (a)	9,975	285,684
		$648,987
Alcoholic Beverages – 1.3%
Brown-Forman Corp., “B”	10,438	$268,465
Pernod Ricard S.A.	12,737	187,871
		$456,336
Apparel, Footwear, & Accessories – 1.8%
Birkenstock Holding PLC (a)(l)	6,856	$309,000
Columbia Sportswear Co.	4,451	294,567
		$603,567
Auto & Auto Components – 1.9%
Aptiv PLC (a)	5,377	$365,313
LKQ Corp.	9,842	266,915
		$632,228
Brokerage & Asset Managers – 1.9%
LPL Financial Holdings, Inc.	665	$182,057
Raymond James Financial, Inc.	2,394	343,323
TPG, Inc.	2,926	124,560
		$649,940
Business Services – 7.5%
Cognizant Technology Solutions Corp., “A”	5,375	$299,683
CoStar Group, Inc. (a)	6,917	222,727
Equifax, Inc.	1,174	194,638
Fidelity National Information Services, Inc.	7,358	316,320
Global Payments, Inc.	6,847	517,017
Morningstar, Inc.	1,446	263,201
MSCI, Inc.	665	419,868
TransUnion	4,365	312,359
		$2,545,813
Chemicals – 1.7%
Element Solutions, Inc.	13,167	$558,676
Construction – 8.5%
Allegion PLC	2,458	$319,712
Equity Lifestyle Properties, Inc., REIT	6,517	402,555
James Hardie Industries PLC (a)	10,960	255,149
Mid-America Apartment Communities, Inc., REIT	2,255	291,053
Otis Worldwide Corp.	3,380	239,439
Pool Corp.	1,097	198,996
Pulte Homes, Inc.	1,729	204,333
SiteOne Landscape Supply, Inc. (a)	3,302	358,597
Sun Communities, Inc., REIT	2,394	296,042
Vulcan Materials Co.	1,197	338,656
		$2,904,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.2%
International Flavors & Fragrances, Inc.	4,494	$341,769
Kenvue, Inc.	24,073	415,981
		$757,750
Consumer Services – 0.8%
Phoenix Educations Partners, Inc.	8,519	$257,615
Containers – 2.1%
Avery Dennison Corp.	2,261	$359,657
Ball Corp.	6,517	356,285
		$715,942
Diversified Financial Services – 1.3%
London Stock Exchange Group PLC	6,961	$211,545
SLM Corp.	10,445	231,043
		$442,588
Electrical Equipment – 6.8%
Arxis, Inc. (a)	4,834	$217,191
Hubbell, Inc.	665	314,951
Littlefuse, Inc.	1,330	620,937
nVent Electric PLC	3,990	666,290
W.W. Grainger, Inc.	399	492,462
		$2,311,831
Energy - Independent – 4.9%
Diamondback Energy, Inc.	2,926	$560,270
EQT Corp.	6,650	365,285
Permian Resources Corp.	20,519	394,580
Valero Energy Corp.	1,447	354,255
		$1,674,390
Engineering - Construction – 0.8%
Jacobs Solutions, Inc.	2,337	$280,113
Hardware, Peripherals, & Assembly – 3.4%
CDW Corp.	1,687	$211,634
EPAM Systems, Inc. (a)	1,542	157,993
Seagate Technology Holdings PLC	710	624,658
Wix.com Ltd. (a)(l)	3,060	171,544
		$1,165,829
Insurance – 4.6%
Assurant, Inc.	1,596	$397,197
Brown & Brown, Inc.	3,621	203,681
Hartford Insurance Group, Inc.	2,394	304,349
Selective Insurance Group, Inc.	4,256	368,314
Willis Towers Watson PLC	1,197	298,855
		$1,572,396
Machinery & Tools – 3.4%
Nordson Corp.	1,448	$416,054
Pentair PLC	3,724	263,808
Wabtec Corp.	1,843	481,318
		$1,161,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 1.5%
TKO Group Holdings, Inc.	1,197	$245,600
Warner Music Group Corp.	8,379	264,274
		$509,874
Medical & Health Technology & Services – 1.6%
Cencora, Inc.	473	$127,407
ICON PLC (a)	1,413	192,267
Minimed Group, Inc. (a)	19,510	234,901
		$554,575
Medical Equipment – 7.7%
Agilent Technologies, Inc.	3,201	$433,832
Align Technology, Inc. (a)	1,896	331,705
Becton, Dickinson and Co.	2,358	346,909
Bio-Techne Corp.	6,384	329,925
DexCom, Inc. (a)	4,208	310,298
STERIS PLC	1,596	339,517
Waters Corp. (a)	1,344	515,518
		$2,607,704
Natural Gas - Pipeline – 1.4%
Cheniere Energy, Inc.	2,128	$478,502
Non-Global Systemically Important Banks – 2.3%
M&T Bank Corp.	1,995	$431,139
Prosperity Bancshares, Inc.	5,055	348,593
		$779,732
Pollution Control – 0.9%
GFL Environmental, Inc.	9,182	$308,098
Real Estate – 2.6%
CBRE Group, Inc., “A” (a)	2,079	$259,958
NNN REIT, Inc.	6,384	284,152
Regency Centers Corp., REIT	4,256	329,202
		$873,312
Real Estate - Storage & Office – 1.3%
Extra Space Storage, Inc., REIT	1,442	$208,095
Rexford Industrial Realty, Inc., REIT	6,638	235,450
		$443,545
Restaurants – 2.1%
Aramark	7,714	$411,773
U.S. Foods Holding Corp. (a)	3,720	304,482
		$716,255
Retail & E-commerce – 3.1%
Burlington Stores, Inc. (a)	1,463	$473,763
Ross Stores, Inc.	2,474	573,300
		$1,047,063
Semiconductor & Electronic Components – 2.8%
Entegris, Inc.	3,059	$424,559
Microchip Technology, Inc.	5,719	541,303
		$965,862

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 3.3%
Descartes Systems Group, Inc. (a)	3,838	$283,129
HubSpot, Inc. (a)	766	169,003
Kinaxis, Inc. (a)	3,006	342,082
nCino, Inc. (a)	12,457	200,309
Pegasystems, Inc.	3,325	118,802
		$1,113,325
Transportation & Logistics – 2.2%
C.H. Robinson Worldwide, Inc.	1,706	$304,777
Saia, Inc. (a)	969	457,726
		$762,503
Travel, Gaming, & Lodging – 3.1%
Hyatt Hotels Corp.	2,457	$445,602
Southwest Airlines Co.	5,323	228,623
Viking Holdings Ltd. (a)	4,158	382,993
		$1,057,218
Utilities – 6.6%
Alliant Energy Corp.	6,384	$457,158
Ameren Corp.	3,857	416,440
American Water Works Co., Inc.	2,254	277,851
Atmos Energy Corp.	2,261	382,403
PG&E Corp.	19,152	312,944
PPL Corp.	11,305	400,084
		$2,246,880
Total Common Stocks		$33,804,161
Mutual Funds – 0.6%
Money Market Funds – 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	222,313	$222,313
Collateral for Securities Loaned – 1.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	437,625	$437,625

Other Assets, Less Liabilities – (1.2)%		(411,110)
Net Assets – 100.0%		$34,052,989

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$33,804,161	$—	$—	$33,804,161
Investment Companies	659,938	—	—	659,938
Total	$34,464,099	$—	$—	$34,464,099
For further information regarding security characteristics, see the Portfolio of Investments.